Income taxes benefit (expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	[1]	Dec. 31, 2025
Income Taxes [Abstract]
Tax expense (income)	$ 5,255	$ (43,485)
Deferred tax assets	$ 94,529			$ 92,345

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).